CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Insurance premium payables	$ 83,375	¥ 591,953	¥ 516,661
Accounts Payable and Other Accrued Liabilities, Current	84,182	597,684	584,123
Current lease liabilities	4,635	32,908	9,354
Finance Lease, Liability, Noncurrent	3,844	27,293	4,701
Deferred tax liabilities	$ 10,325	¥ 73,305	¥ 29,703
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000005
Common Stock, Shares Authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	3,701,622,010	3,701,622,010
Common stock, shares outstanding	3,701,622,010	3,701,622,010
Accounts Receivable Net of Allowance	$ 2,713	¥ 19,263	¥ 10,261
Related Party [Member]
Amount due to related parties	$ 1,339	¥ 9,509	¥ 11,553
Class A ordinary shares
Common Stock, Shares Authorized	8,900,000,000	8,900,000,000	8,900,000,000
Common Stock, Shares, Issued	3,282,256,521	3,282,256,521	3,206,653,701
Common stock, shares outstanding	2,899,717,031	2,899,717,031	3,108,040,681
Class B ordinary shares
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	801,904,979	801,904,979	801,904,979
Common stock, shares outstanding	801,904,979	801,904,979	801,904,979
Variable Interest Entity, Primary Beneficiary [Member]
Insurance premium payables		¥ 591,953	¥ 516,661
Accounts Payable and Other Accrued Liabilities, Current		490,698	453,996
Current lease liabilities		10,114	9,122
Finance Lease, Liability, Noncurrent		3,626	4,701
Deferred tax liabilities		72,880	29,278
Accounts Receivable Net of Allowance	2,696	19,140	10,199
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Amount due to related parties		¥ 0	¥ 44